SCHEDULE OF MOVEMENT ASSETS FOR GENERAL INVESTMENT (Details) - USD ($)			12 Months Ended
		Feb. 16, 2022	Dec. 31, 2023		Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance			$ 288,419	[1]	$ 7,277,717
Addition: received crypto assets payments	[2]				315,028
Purchase or borrowing	[3]		434,238
Mining out	[4]		285,928		327,605
Deduction: Payment made by crypto assets	[5]				(998,902)
Impairment	[6]		(303,276)		(817,609)
Crypto assets out of control reclassified to the right to recover the crypto assets		$ 5,815,420		[7],[8]	(5,815,420)	[7],[8]
Ending balance	[1]		$ 705,309		$ 288,419

[1]	Crypto assets for general investment
[2]	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as an additional consideration for the Company’s shares on December 20, 2022. The company received these Filecoins on December 20, 2022, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform, a cryptocurrency information platform that gathers data from major global cryptocurrency exchanges.
[3]	During 2023, about 79,780 Filecoins with the book value of $434,238 were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business.
[4]	During 2023, the Company mined out 64,340.29 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $285,928 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.
[5]	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company’s bank account.
[6]	We estimated the fair values of the cryptocurrencies based on the lowest transaction price on the Coinbase platform every day and totally recognized $303,276 impairment loss for the year ended December 31, 2023.
[7]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.
[8]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.